Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

3.Summary of Significant Accounting Policies

a)Basis of presentation and consolidation

The Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and its VIEs for which the Company is the primary beneficiary. All transactions and balances among the Company, its subsidiaries and its VIEs have been eliminated upon consolidation. The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Group in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers, or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

A VIE is an entity in which the Company, or its subsidiary, through contractual agreements, has controlling financial interest of the entity. The Company or its subsidiary is considered to be the primary beneficiary if the Company or its subsidiary has the power to direct the activities that most significantly impact the VIEs’ economic performance and the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining whether the Company or its subsidiaries are the primary beneficiary of the VIEs, the Company considered whether it has the power to direct activities that are significant to Shanghai HQS, Beijing HQS, Xique, Beijing Aizhenxin and Jiayuan Shanghai Center’s economic performance, including the power to appoint senior management, right to direct company strategy, power to approve capital expenditure budgets, and power to establish and manage ordinary business operation procedures and internal regulations and systems.

There are no entities where the Company has a variable interest but is not the primary beneficiary.

b)Use of estimates

The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amount of the assets, liabilities, revenues and expenses, and the related disclosure of contingent assets and liabilities. Actual results may differ from those estimates.

Significant accounting estimates reflected in the Group’s consolidated financial statements mainly include the useful lives of property and equipment and intangible assets, impairment assessments for property and equipment, intangible assets,   goodwill, investment in equity investee, allowance for doubtful accounts, valuation allowance of deferred tax assets, relative values of revenue elements of service packages, estimation of payments collected by wireless value-added services (“WVAS”) partners and determination of share-based compensation expenses. In addition, the Group uses assumptions in the valuation model to estimate the fair value of share options granted and modified. The Group bases its estimates of the carrying value of certain assets and liabilities on the historical experience and on other various factors that it believes to be reasonable under the circumstances, when the carrying values are not readily available from other sources.

c)Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of comprehensive income and consolidated statements of cash flows from Renminbi (“RMB”) into United States dollars (“US$”) as of and for the year ended December 31, 2014 are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.2046, representing the rate as certified by the H.10 weekly statistical release of Federal Reserve Board on December 31, 2014. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2014, or at any other rate.

d)Cash and cash equivalents

Cash and cash equivalents represent cash on hand, demand deposits and highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

e)Term deposits

Term deposits represent time deposits placed with banks. Deposits with original maturities of one year or less are reported as current assets while deposits with original maturities of more than one year are reported as non-current assets. Interest earned is recorded as interest income in the consolidated statements of comprehensive income during the periods presented.

f)Available-for-sale securities

Investments in financial instruments with variable interest rates indexed to the performance of underlying assets are classified as available-for-sale securities. Available-for-sale securities are measured at fair value at the date of initial recognition and subsequently carried at fair value. To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each reporting period. Changes in fair value are reflected in the consolidated statement of comprehensive income. Dividend and realized gains and losses upon sale of the available-for-sale securities are recognized as other income.

g)Accounts receivable and allowance for doubtful accounts

Accounts receivable mainly represents the amounts due from WVAS partners with whom the Group has entered into agreements for users to purchase the services of the Group and amounts due from offline events sponsors. An allowance for doubtful debts is provided based on an ageing analysis of accounts receivable balances, historical bad debt rates, repayment patterns and credit analysis. The Group also makes a specific allowance if there is evidence showing that the receivable is likely to be irrecoverable, and assesses the probability of recovery on an annual basis. Accounts receivable in the consolidated balance sheet were stated net of such provisions. The allowance for doubtful accounts was RMB110, RMBnil and RMB1,130 for the year ended December 31, 2012, 2013 and 2014, respectively.

h)Property and equipment

Property and equipment is stated at cost less accumulated depreciation and impairment. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Estimated useful lives
Office building	30 years
Office building improvements	10 years
Computer and software	3 years
Furniture, fixture and other equipment	3 years
Motor vehicles	4 years
Leasehold improvements	Shorter of lease term or estimated useful lives of assets

Repairs and maintenance expenditures, which are not considered improvements and do not extend the useful life of the property and equipment, are expensed as incurred. Gains and losses from the disposal of property and equipment are included in income from operations.

i)Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s business combinations.

In accordance with FASB guidance for goodwill and other intangible assets, goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Group completes a two-step goodwill impairment test at each year end date. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value reporting unit over the amount assigned to the assets and liabilities. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value over the implied fair value of goodwill.

The Group did not incur any impairment loss on goodwill during any of the periods presented.

j)Intangible assets

Intangible assets consist of acquired intangible assets with finite lives as a result of the Group’s business combination and the acquired domain names, and are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the following estimated useful lives of the intangible assets:

Estimated useful lives
Trademarks and domain names	10 years
Customer relationships	5 years
Source code	10 years

k)Impairment of long-lived assets and intangible assets

The carrying amount of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in the circumstances indicate that the carrying value of an asset may not be recoverable. The Group assesses the recoverability of the long-lived assets and intangible assets by comparing the carrying amount of assets to the estimated future undiscounted cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flow is less than the carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets or intangible assets was recognized for any of the periods presented.

l)Investment in equity investee

Equity investment represents the Group’s investment in a private-owned company. For any equity investment that is not considered as debt security or equity security and that neither has readily determinable fair values nor is considered in-substance common stock, the cost method is used.

Under the cost method, the Group carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee’s post-acquisition profits.

The Group continually reviews its investment in equity investee to determine whether a decline in fair value below the carrying value is other than temporary. The primary factors the Group considers in its determination are the length of time that the fair value of the investment is below the Group’s carrying value; the financial condition, operating performance and the prospects of the equity investee; and other company specific information such as recent financing rounds. If the decline in fair value is deemed to be other than temporary, the carrying value of the equity investee is written down to fair value. No impairment of investment in equity investee was recognized for the year ended December 31, 2014.

m)Revenue recognition and deferred revenue

Revenue is recognized when persuasive evidence of an arrangement exists, service has been rendered, the price is fixed or determinable and collection is reasonably assured. Revenue is deferred until these criteria are met as described below.

Revenues presented in the consolidated statement of comprehensive income include revenues from online services, personalized matchmaking services, and events and other services.

Online services revenue

The Group offers two types of online services through its online platforms, including message exchanging services and value-added services. Users prepay for virtual currencies that can be used as consideration for the Group’s online services. The Group charges for message exchanging services when one registered user initiates contact with another registered user via the Group’s online platform, and either the sender or recipient may pay for the service. Subsequently, the Group does not charge for any message exchanges between the same two users. Based on the Group’s historical data, the exchange between two users on its online platform typically lasted only a few days. The Group believes that users place the most value on the initial connection, and that users are interested in further interactions after exchanging personal contact information to communicate with each other directly. The Group also offers value-added online services, including sending virtual gifts, improved search rankings and online chatting.

The Group has adopted two primary fee models for the online services: a pay-per-use model and a periodic subscription model. Online services offered under the pay-per-use model include improved search rankings for the duration of one day, message sending or receiving and sending virtual gifts. As the Group provides these services within a short period of time, revenue is recognized when the virtual currencies are used and services are rendered. If the communication patterns of the users change, the timing of the Group’s revenue recognition for these services may be impacted and revenue may be deferred and recognized over a longer period. The Group’s virtual currencies purchased by users that have yet to be used are initially recorded as deferred revenue.

Under the periodic subscription model, users pay a fixed subscription fee for certain services which are delivered over a predetermined subscription period. Online services offered under the subscription model include sending multiple messages a day, reading unlimited number of messages, improved search rankings for a period longer than a day, unlimited online chatting and premium user subscriptions. Fees for subscription services are collected upfront and initially recognized as deferred revenue, and revenue is recognized proportionately over the applicable subscription periods as services are rendered.

The Group’s virtual currencies can be purchased through the Group’s online platform, where the payment is collected through online payment platforms, or through the Group’s WVAS partners. The Group’s WVAS partners offer a payment method by charging services to the customer’s telephone bills, collecting payment from the users and remitting the cash to the Group after payment is collected. Due to the time lag between when the services are rendered and billing statements are provided by the WVAS partners, revenues from the Group’s virtual currencies sold through such channel is estimated based on the Group’s internal billing records and billing confirmations with the WVAS partners. The Group adjusts its revenue recognition for prior periods’ confirmation rates and prior periods’ discrepancies between internally estimated revenues and actual revenues confirmed by the WVAS partners. There were no significant difference between the Group’s estimates and the WVAS partners’ billing statements for all the periods presented.

Revenue from virtual currencies sold through the WVAS partners are recognized on a gross basis as the Group is considered the primary obligor in the arrangements. The Group is also responsible for designing, developing and implementing the online services, and bears credit risks associated with uncollectible fees. In addition, the Group determines the price and the WVAS partners earn only a fixed percentage of commission fees. The amounts attributed to the WVAS partners are determined pursuant to the arrangements between the Group and the WVAS partners, and are recognized as costs of revenues. Such cost of revenues amounted to RMB49,923, RMB61,881 and RMB65,997 for the years ended December 31, 2012, 2013 and 2014, respectively.

The Group also offers web-based games and mobile games under an item-based revenue model, where the basic game play functions are free of charge and players are charged for purchases of in-game virtual items or game points. Revenues of games business are included in online service revenue.

For web-based games, the Group cooperates with third-party game developers by entering into cooperation agreements with them. The web-based games designed, developed and hosted by these developers are made available to the players through the Group’s platforms. The Group views that the developers are primarily responsible for the operation of web-based games to the players. The Group generally collects payments from players in connection with the sale of in-game virtual items and remits certain agreed-upon percentages of the proceeds to the game developers and records revenue net of such remittances. Revenue is recognized when the in-game virtual items are consumed.

For mobile games, the Group is primarily responsible for the operation and sells game points to players through third party mobile application stores. The mobile application stores remit the proceeds to the Group after deducting certain agreed-upon percentages of commission fees. Revenue from the sale of game points is recorded gross of the commission fees paid to mobile application stores and is recognized when the game points are consumed.

Personalized matchmaking services revenue

The Group provides personalized matchmaking services to individual users, which generally consist of unlimited access to certain online services, tickets to a number of events, personalized communications, provision of detailed background checks, dating and relationship consultation and advice and search services provided by the Group’s customer service representatives in a specified contractual period. The Group provides various personalized matchmaking services throughout the contract period on an as-needed basis. When the Group enters into a personalized matchmaking service contract with an individual user, the Group is unable to determine or estimate the volume of each separate service to be provided to the particular user. Different types of services under such personalized bundled contracts are to be provided gradually over the contract period, and as such, the Group accounts for the personalized matchmaking services as a single unit of accounting on a contract basis. Starting from 2013, the Group entered into business arrangements with matchmaking service agencies for providing personalized matchmaking services in the PRC. The Group grants matchmaking service agencies limited rights to use the Group’s brand, trademark and certain resources under the direction of the Group in accordance with the agency agreements. The Group collects upfront payments from the users and remits the commission fees to the matchmaking service agencies at the pre-determined rates pursuant to the agreements between the Group and the matchmaking service agencies. The Group is responsible for the determination of the service scope and price, and the signing of the service agreements and the collection of service fees from customers directly. Revenue from users obtained through matchmaking service agencies are recognized on a gross basis as the Group is considered the primary obligor in the service arrangements.

Payments for personalized matchmaking services are collected upfront and initially recorded as deferred revenue, and revenue is recognized ratably over the contract service period. In addition, there are training fees charged upfront to the matchmaking service agencies, which are recognized as revenue when the training services are rendered.

Contracts for personalized matchmaking services may be terminated at any time at the user’s sole discretion during the contractual period. It is the Group’s policy to refund 80% of the contract payment to the user only if termination takes place within the initial seven days. The Group recognizes all deferred revenue remaining, after deducting the cash refund, if any, from the contract at the time of termination.

Events and other services revenue

The Group earns revenue from organizing and hosting events, including speed-dating, dance parties, and other social events for its users. Speed dating is an organized form of matchmaking that focuses on meeting multiple potential romantic partners over the course of a single event. Tickets are generally sold at the events, and revenue is recognized upon the conclusion of the events when services have been rendered. For certain events where tickets are prepaid by the users, prepaid fees are initially recorded as deferred revenue and revenue is recognized upon the completion of the events. Events services revenue also include the revenue from event sponsorship arrangements whereby third-party companies enter into agreements with the Group to sponsor a particular offline event and the revenue from event sponsorship arrangements are recognized upon the completion of the sponsored event.

Other services revenue mainly represents revenues from online advertising. Revenue from online advertising is principally derived from advertising arrangements that allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over a particular period of time. The Group enters into advertising contracts which are signed to establish the fixed price for the advertising arrangements to be provided, and payment is collected upfront and initially recognized as deferred revenue. Revenues from advertising-related arrangements are recognized on a straight-line basis over the contractual period.

n)Customer loyalty program

Registered users earned loyalty points based on their activities on the Group’s platform and/or purchase of online services, which could be used to redeem online services once a minimum number of points had been accumulated. The Group considered loyalty points awarded for the purchase of online services to be part of its revenue generating activities, and such arrangements were considered to have multiple elements. Under the applicable guidance, total consideration was allocated to the purchased services and loyalty points based on the relative selling price of the purchased services and redeemable services. In determining the best estimated selling price of each loyalty point, the Group considered the selling price of the underlying services if they were not redeemed using loyalty points and the average number of loyalty points needed to redeem each type of service. Consideration allocated to the loyalty points was initially recorded as deferred revenue, and revenue was recognized when the points were redeemed and services were rendered. In 2013, the Group suspended the customer loyalty program. All the loyalty points expired in 2013 and the Group recognized the deferred revenue accordingly.

For the years ended December 31, 2012, 2013 and 2014, revenue recognized from loyalty points amounted to RMBnil, RMB4,917 and RMBnil, respectively. All the loyalty points expired in 2013 and the deferred revenue balance in relation to the customer loyalty program amounted to RMBnil as of December 31, 2013 and thereafter.

o)Cost of revenues

Cost of revenues primarily consists of commission fees paid to the WVAS partners for money collection, salaries and wages, network costs, depreciation of property and equipment, rental expenses of premises and facilities and commission fees paid to personalized matchmaking service agencies.

p)Share-based compensation

The Company grants share options and restricted shares to eligible employees and directors under a share incentive plan. The awards are measured at the grant date fair value and are recognized as an expense using the graded vesting method, net of estimated forfeiture rate. The Company recognizes awards with service condition terms only over the requisite service period, which is generally the vesting period.

q)Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income taxes are accounted for using an asset and liability approach which requires the recognition of income taxes payable or refundable for the current year. Deferred tax liabilities and assets for the future tax consequences of events are also recognized in the Group’s financial statements or tax returns.

Deferred income taxes are determined based on the differences between the financial reporting and tax basis of assets and liabilities and are measured using the currently enacted tax rates and laws. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of comprehensive income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

The PRC tax regulations impose a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside the PRC. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. A holding company in Hong Kong, for example, will be subject to a 5% withholding tax rate under the Arrangement Between the PRC and Hong Kong on the Avoidance of Double Taxation and Prevention of Fiscal Evasion with Respect to Taxes on Income and Capital if such holding company is considered a non-PRC resident enterprise and holds at least 25% of the equity interests in the PRC foreign invested enterprise distributing the dividends, subject to approval of the PRC local tax authority. However, if the Hong Kong holding company is not considered to be the beneficial owner of such dividends under applicable PRC tax regulations, such dividend will remain subject to a withholding tax rate of 10%.

The guidance on accounting for uncertainties in income taxes prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group recognizes interests and penalties, if any, under accrued expenses and other current liabilities on its balance sheet and under other expenses in its statement of comprehensive income. The Group did not recognize any significant interest and penalties associated with uncertain tax positions for the years ended December 31, 2012, 2013 and 2014. As of December 31, 2014, the Group did not have any significant unrecognized uncertain tax positions.

r)Employee benefit expenses

All eligible employees of the Group are entitled to staff welfare benefits including medical care, welfare subsidies, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Group is required to accrue for these benefits based on certain percentages of the qualified employees’ salaries. The Group is required to make contributions to the plans out of the amounts accrued. The PRC government is responsible for the medical benefits and the pension liability to be paid to these employees and the Group’s obligations are limited to the amounts contributed. The Group has no further payment obligations once the contributions have been paid.

The Group recorded employee benefit expenses of RMB14,005, RMB17,568 and RMB20,553 for the years ended December 31, 2012 and 2013 and 2014, respectively.

s)Statutory reserves

The Group’s subsidiaries, VIEs and VIE’s subsidiary established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to China’s Foreign Investment Enterprises, the Group’s subsidiaries registered as wholly-owned foreign enterprise has to make appropriations from its after-tax profit (as determined under the Accounting Standards for Business Enterprises as promulgated by the Ministry of Finance of the People’s Republic of China (“PRC GAAP”)) to reserve funds including general reserve fund, and staff bonus and welfare fund.

The appropriation to the general reserve fund must be at least 10% of the after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the company. Appropriation to the staff bonus and welfare fund is at the company’s discretion.

In addition, in accordance with the China Company Laws, the VIEs of the Company registered as a PRC domestic company must make appropriations from its after-tax profit as determined under the PRC GAAP to non-distributable reserve funds including a statutory surplus fund and a discretionary surplus fund. The appropriation to the statutory surplus fund must be at least 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, statutory surplus fund and discretionary surplus fund are restricted to the offsetting of losses or increases the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to staff and for the collective welfare of employees. All these reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2012, 2013 and 2014, RMB3,710, RMB472 and RMB129 were appropriated to the statutory reserves, respectively.

t)Research and development costs

Research and development costs include expenses incurred by the Company to develop, maintain and manage the Company’s platforms. These expenses are mainly comprised of salaries, employee benefits and other headcount-related costs associated with the research and development department. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair and maintenance of the existing platforms. Costs incurred in the development phase are capitalized and amortized over the estimated product life.

During the periods presented, the amount of costs qualifying for capitalization was not significant and as a result, the Group expensed all research and development costs as incurred.

u)Advertising expenses

Advertising expenses, which generally reflect the cost of promotions to create or stimulate a positive image of the Group or a desire to obtain the Group’s services, are expensed as incurred. Advertising costs included in selling and marketing expense were RMB69,966, RMB71,498 and RMB105,636 for the years ended December 31, 2012, 2013 and 2014, respectively.

v)Operating lease

Leases where substantially all the risks and rewards of ownership of the assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of comprehensive income on a straight line basis over the lease periods.

w)Government subsidies

Government subsidies represent discretionary cash subsidies granted by the local government to encourage the development of certain enterprises that are established in the local economic region. The cash subsidies are recognized as other income when there is reasonable assurance that the grant will be received and the Group will comply with all attached conditions.

x)Foreign currency translation

The Group uses the RMB as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the British Virgin Islands and Hong Kong is the US$, while the functional currency of the Group’s other subsidiaries, VIEs and VIE’s subsidiary incorporated and operated in the PRC is the RMB.

In the consolidated financial statements, the financial information of the Company and its subsidiaries which use US$ as their functional currency, has been translated into RMB. Assets and liabilities are translated from each subsidiary’s functional currency at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average rate for the year. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of comprehensive income for the years presented.

y)Net income per share and per American Depository Share (“ADS”)

Basic net income per share is computed by dividing net income by the weighted average number of ordinary shares outstanding during the year. Diluted net income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of non-vested restricted shares and shares issuable upon the exercise of stock options (using the treasury stock method). Ordinary equivalent shares are not included in the denominator of the diluted net income per share calculation when inclusion of such shares would be anti-dilutive.

Basic and diluted net income per ADS is computed based on net income and the corresponding basic and diluted number of ADSs, assuming that, during each period presented, every two ADSs represent three ordinary shares of the Company.

z)Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding those resulting from investments by shareholders and distributions to shareholders. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of the accumulated foreign currency translation adjustments.

aa)Recent accounting pronouncements

On May 28, 2014, the FASB and IASB issued their converged standard on the recognition of revenue from contracts with customers. The standard is intended to improve the financial reporting of revenue and improve comparability of the top line in financial statements globally. The FASB is amending the FASB Accounting Standards Codification and creating a new Topic 606, Revenue from Contracts with Customers, to supersede the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. Additionally, the amendments supersede some cost guidance included in Subtopic 605-35, Revenue Recognition—Construction-Type and Production-Type Contracts. For a public entity, the amendments are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In June 2014, under ASC 718, Compensation—Stock Compensation, the FASB issued Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period. These amendments apply to all reporting entities that grant their employees share-based payments in which the terms of the award provide that a performance target that affects vesting could be achieved after the requisite service period. That is the case when an employee is eligible to retire or otherwise terminate employment before the end of the period in which a performance target could be achieved and still be eligible to vest in the award if and when the performance target is achieved. For all entities, the amendments are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In August 2014, the FASB issued Presentation of Financial Statements — Going Concern. This standard requires management to evaluate for each annual and interim reporting period whether it is probable that the reporting entity will not be able to meet its obligations as they become due within one year after the date that the financial statements are issued. If the entity is in such a position, the standard provides for certain disclosures depending on whether or not the entity will be able to successfully mitigate its going concern status. This guidance is effective for annual periods ending after December 15, 2016 and interim periods within annual periods beginning after December 15, 2016. Early application is permitted. The Group does not anticipate that this adoption will have a significant impact on its financial position, results of operations, or cash flows.